Condensed Consolidated Balance Sheets (Q2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 430,606	$ 1,760,455
Accounts receivable, net of allowance for doubtful of $255,503 in 2020 and $72,376 in 2019	110,501	75,543
Inventory	651,344	542,955
Prepaid expenses and other current assets	1,337,086	125,405
TOTAL CURRENT ASSETS	2,529,537	2,504,358
PROPERTY AND EQUIPMENT, net	591,064	512,042
RIGHT OF USE ASSETS, net	243,251	323,661
OTHER ASSETS	43,096	41,931
TOTAL ASSETS	3,406,948	3,381,992
CURRENT LIABILITIES
Accounts payable	1,799,630	1,439,413
Accrued expenses	1,071,214	1,111,109
Accrued employee compensation	2,160,610	1,452,910
Contract liabilities	551,755	66,577
Operating lease liability	179,524	173,270
Finance lease liability	181,371	121,634
Convertible promissory notes, net	705,980	0
SBA loans	614,335	0
Line of credit, related parties	222,164	212,388
Short term note payable	210,000	587,233
Advances from related parties	0	18,098
Notes payable, related parties, net	5,372,743	5,372,743
Accrued interest, related parties	2,229,713	1,859,977
TOTAL CURRENT LIABILITIES	15,299,039	12,415,352
NON-CURRENT LIABILITIES
Contract liabilities	53,782	573,224
Operating lease liability	92,889	185,777
Finance lease liability	333,771	271,240
TOTAL NON-CURRENT LIABILITIES	480,442	1,030,241
TOTAL LIABILITIES	15,779,481	13,445,593
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
COMMON STOCK, par value $0.001, 350,000,000 shares authorized; 302,119,428 and 293,780,400 issued and outstanding in 2020 and 2019, respectively	302,119	293,781
ADDITIONAL PAID-IN CAPITAL	117,326,629	115,457,808
ACCUMULATED DEFICIT	(132,386,958)	(125,752,956)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(64,323)	(62,234)
TOTAL STOCKHOLDERS' DEFICIT	(14,822,533)	(10,063,601)
TOTAL LIABILITIES, MEZZANIE EQUITY AND STOCKHOLDERS' DEFICIT	3,406,948	3,381,992
Series C Convertible Preferred Stock
NON-CURRENT LIABILITIES
REDEEMABLE PREFERRED STOCK, SERIES C CONVERTIBLE, par value $0.001, 90 designated; 90 shares issued and outstanding in 2020	2,250,000	0
Series D Convertible Preferred Stock
NON-CURRENT LIABILITIES
REDEEMABLE PREFERRED STOCK, SERIES D CONVERTIBLE, par value $0.001, 8 designater; 8 shares issued and outstanding in 2020	200,000	0
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0
Series B Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	$ 0